Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 1,010,099	$ 871,461
Revenue	1,008,501	871,984
Turkiye
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	474,322	398,127
Revenue	475,349	398,602
Canada
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	346,315	312,962
Revenue	346,315	312,962
Greece
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	189,462	160,372
Revenue	186,837	160,420
Gold revenue - doré
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	646,306	551,999
Gain (loss) on revaluation of derivatives in trade receivables - gold	1,463	(610)
Gold revenue - doré | Turkiye
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	301,692	240,452
Gain (loss) on revaluation of derivatives in trade receivables - gold	1,027	475
Gold revenue - doré | Canada
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	344,614	311,547
Gain (loss) on revaluation of derivatives in trade receivables - gold	0	0
Gold revenue - doré | Greece
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0
Gain (loss) on revaluation of derivatives in trade receivables - gold	436	(1,085)
Gold revenue - concentrate
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	277,377	242,759
Gold revenue - concentrate | Turkiye
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	165,087	151,614
Gold revenue - concentrate | Canada
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0
Gold revenue - concentrate | Greece
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	112,290	91,145
Silver revenue - doré
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	4,816	4,219
Silver revenue - doré | Turkiye
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	3,115	2,804
Silver revenue - doré | Canada
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,701	1,415
Silver revenue - doré | Greece
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0
Silver revenue - concentrate
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	37,036	23,457
Silver revenue - concentrate | Turkiye
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	4,428	3,257
Silver revenue - concentrate | Canada
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0
Silver revenue - concentrate | Greece
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	32,608	20,200
Lead concentrate
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	25,456	18,659
Lead concentrate | Turkiye
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0
Lead concentrate | Canada
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0
Lead concentrate | Greece
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	25,456	18,659
Zinc concentrate
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	19,108	30,368
Zinc concentrate | Turkiye
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0
Zinc concentrate | Canada
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0
Zinc concentrate | Greece
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	19,108	30,368
Other Metals
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gain (loss) on revaluation of derivatives in trade receivables - gold	(3,061)	1,133
Other Metals | Turkiye
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gain (loss) on revaluation of derivatives in trade receivables - gold	0	0
Other Metals | Canada
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gain (loss) on revaluation of derivatives in trade receivables - gold	0	0
Other Metals | Greece
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gain (loss) on revaluation of derivatives in trade receivables - gold	$ (3,061)	$ 1,133